Inventory	6 Months Ended
Jun. 30, 2018
Inventory [Abstract]
INVENTORY

NOTE 4 - INVENTORY:

Composed as follows:

	June 30,	December 31,
	2018	2017
	Unaudited	Audited
	USD in thousands
Current assets:
Raw materials and supplies	$69	$67
Work in progress	34	79
Finished goods	29	34
	$132	$180

Non-current assets:
Raw materials and supplies	561	557
Provision for impairment of raw materials and supplies	(441)	(297)
	$120	$260